Segment Reporting - Schedule of Company's Revenue and Income From Operations by Segment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Segment Reporting Information [Line Items]
Revenues	$ 91,238	$ 109,554	$ 330,512	$ 427,349
Voyage expenses	(18,303)	(14,638)	(61,488)	(36,488)
Vessel operating expenses	(40,958)	(44,783)	(131,949)	(136,245)
Time-charter hire expense	(5,835)	(11,335)	(27,459)	(47,964)
Depreciation and amortization	(24,328)	(25,888)	(73,652)	(78,576)
General and administrative expenses	(7,622)	(8,214)	(24,875)	(27,188)
(Loss) gain on sale of vessels	(7,926)	(7,903)	(12,495)	(14,323)
(Loss) income from operations	(13,734)	(3,207)	(1,406)	86,565
Equity income (loss)	(274)	567	(27,174)	6,416
Cost per voyage				25
Operating Segments | Conventional Tanker Segment
Segment Reporting Information [Line Items]
Revenues	81,758	100,559	299,154	398,440
Voyage expenses	(20,725)	(15,480)	(69,517)	(38,501)
Vessel operating expenses	(32,227)	(37,462)	(100,586)	(112,248)
Time-charter hire expense	(4,629)	(10,784)	(23,698)	(46,670)
Depreciation and amortization	(23,071)	(24,651)	(69,857)	(74,925)
General and administrative expenses	(6,823)	(7,597)	(22,258)	(24,773)
(Loss) gain on sale of vessels	(7,968)	(7,903)	(12,545)	(14,323)
(Loss) income from operations	(13,685)	(3,318)	693	87,000
Equity income (loss)	(274)	567	(27,174)	6,416
Operating Segments | Ship-to-Ship Transfer Segment
Segment Reporting Information [Line Items]
Revenues	11,902	9,837	39,387	30,922
Voyage expenses	0	0	0	0
Vessel operating expenses	(8,731)	(7,321)	(31,363)	(23,997)
Time-charter hire expense	(1,206)	(551)	(3,761)	(1,294)
Depreciation and amortization	(1,257)	(1,237)	(3,795)	(3,651)
General and administrative expenses	(799)	(617)	(2,617)	(2,415)
(Loss) gain on sale of vessels	42	0	50	0
(Loss) income from operations	(49)	111	(2,099)	(435)
Equity income (loss)	0	0	0	0
Inter-segment Adjustment
Segment Reporting Information [Line Items]
Revenues	(2,422)	(842)	(8,029)	(2,013)
Voyage expenses	2,422	842	8,029	2,013
Vessel operating expenses	0	0	0	0
Time-charter hire expense	0	0	0	0
Depreciation and amortization	0	0	0	0
General and administrative expenses	0	0	0	0
(Loss) gain on sale of vessels	0	0	0	0
(Loss) income from operations	0	0	0	0
Equity income (loss)	$ 0	$ 0	$ 0	$ 0